Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MONEY MARKET PORTFOLIO
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2013